SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful life of property, plant and equipment

%
Leasehold Improvement	25 – 33
Machinery and Equipment	7 – 14
Computers	33.3
Furniture	15